Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	$ 4,661,356	$ 22,931,544
Loans and borrowings (note 10)	4,661,356	7,192,315
Loans and borrowings (note 10)		15,739,229
2.5% Secured Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	3,891,077	5,429,852
Balance of Purchase Price
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	261,596	3,202,612
Authorized bank line of credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings	490,000
Finance Lease Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Finance lease liabilities, interest rate from 6.25% to 7.13%, payable in monthly instalments of $2,345, maturing in November 2018 and March 2019.	$ 18,683	44,644
8% Secured Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		8,347,506
12% Secured Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans		3,562,814
Refundable Contribution
Disclosure Of Detailed Information About Borrowings [Line Items]
Total loans and borrowings		$ 2,344,116